Nature of Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of expenses by nature [text block] [Abstract]
Nature of expenses

NOTE 4: Nature of expenses

Research and development expenses

Thousands of $ For the years ended December 31	Notes	2021	2020	2019
Personnel costs	5	1,949	1,277	1,143
Depreciation and amortization	9/10	1,360	1,203	1,283
Impairment	9	0	273	5,147
Lab consumables		793	390	480
Patent expenses		577	396	0
External research and development collaborator fees		1,020	874	880
Clinical validation		842	0	0
Other expenses		132	130	64
Total research and development expenses		6,673	4,543	8,997

Research and development expenses consist of costs incurred for the development of our products. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and stock-based compensation), reagents and supplies, clinical studies, outside services, patent expenses, depreciation of laboratory equipment, facility occupancy and information technology costs. Research and development expenses also include costs associated with assay improvements and automation workflow for our current suite of products. The Company expenses its research and development expenses in the period in which they are incurred.

A change in presentation for clinical validation expenses has been brought in 2021 to report clinical validation expenses in the amount of $842,000 under Research and Development, previously under Selling and Marketing expenses.

During 2020, the Company recorded an impairment loss on some of its intangible assets related to previously acquired IP (note 9) and no development expenses were capitalized over the year. A change in presentation for patent expenses has been brought in 2020 to report patent expenses under Research and Development, previously under General and Administrative expenses.

Selling and Marketing expenses

Thousands of $ For the years ended December 31	Notes	2021	2020	2019
Personnel costs	5	13,402	12,839	12,125
Depreciation	9/10	796	603	562
Professional fees		523	497	255
Marketing expenses		1,761	1,315	2,664
Travel expenses		340	260	837
Offices & facilities expenses		436	503	439
Clinical validation		0	377	546
Other expenses		486	358	381
Total selling and marketing expenses		17,744	16,752	17,809

The Company’s sales and marketing expenses are expensed as incurred and include costs associated with its sales organization, including its direct clinical sales force and sales management, medical affairs, client services, marketing and managed care, as well as technical lab support and administration. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and stock-based compensation), customer education and promotional expenses, market analysis expenses, conference fees, travel expenses and allocated overhead costs.

General and administrative expenses

Thousands of $ For the years ended December 31	Notes	2021	2020	2019
Personnel costs	5	9,009	9,209	8,465
Depreciation and amortization	9/10	880	1,526	1,575
Professional fees		2,018	1,522	2,538
Offices & facilities expenses		845	530	537
Royalties to third parties		152	107	174
Patent expenses		0	0	890
Board fees & expenses		314	238	170
Other expenses		931	858	847
Total general and administrative expenses		14,149	13,990	15,196

General and administrative expenses include costs for certain executives, accounting and finance, legal, revenue cycle management, information technology, human resources, and administrative functions. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and stock-based compensation), professional service fees such as consulting, accounting, legal, general corporate costs, and public-company costs associated with the Company’s European listing, as well as allocated overhead costs (rent, utilities, insurance, etc.)